SUBSEQUENT EVENTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended	12 Months Ended
	Mar. 04, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 29, 2024
Subsequent events:
Treasury shares repurchased (in shares)			2.9	1.2
Repurchase and cancellation of treasury shares			$ 61,684	$ 25,477	$ 24,484
Subsequent Event
Subsequent events:
Dividends payable, (USD per share)						$ 0.25
Treasury shares repurchased (in shares)		0.7
Repurchase and cancellation of treasury shares		$ 14,200
Subsequent Event | Fuji LNG
Subsequent events:
Capital expenditures	$ 77,500